Document and Entity Information	12 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2012
Registrant Name	VIRTUS OPPORTUNITIES TRUST
Central Index Key	0001005020
Amendment Flag	false
Document Creation Date	Aug 1, 2013
Document Effective Date	Aug 1, 2013
Prospectus Date	Jan 31, 2013

Virtus Dynamic AlphaSector® Fund,
a series of Virtus Opportunities Trust

Supplement dated August 1, 2013
to the Prospectuses and the Statement of Additional Information ("SAI"),
each dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

Effective September 1, 2013, the maximum contingent deferred sales charge ("CDSC") applicable to Class C Shares will be reduced to 1.00% (as a percentage of the lesser of purchase price or redemption proceeds). Accordingly, effective September 1, 2013, all references in the fund's summary prospectus, statutory prospectus and SAI to the Class C Shares CDSC are hereby revised to reflect this change.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Supplement [Text Block]	vot_SupplementTextBlock
Virtus Dynamic AlphaSector® Fund,
a series of Virtus Opportunities Trust

Supplement dated August 1, 2013
to the Prospectuses and the Statement of Additional Information ("SAI"),
each dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

Effective September 1, 2013, the maximum contingent deferred sales charge ("CDSC") applicable to Class C Shares will be reduced to 1.00% (as a percentage of the lesser of purchase price or redemption proceeds). Accordingly, effective September 1, 2013, all references in the fund's summary prospectus, statutory prospectus and SAI to the Class C Shares CDSC are hereby revised to reflect this change.

VIRTUS DYNAMIC ALPHASECTOR FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot_SupplementTextBlock
Virtus Dynamic AlphaSector® Fund,
a series of Virtus Opportunities Trust

Supplement dated August 1, 2013
to the Prospectuses and the Statement of Additional Information ("SAI"),
each dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

Effective September 1, 2013, the maximum contingent deferred sales charge ("CDSC") applicable to Class C Shares will be reduced to 1.00% (as a percentage of the lesser of purchase price or redemption proceeds). Accordingly, effective September 1, 2013, all references in the fund's summary prospectus, statutory prospectus and SAI to the Class C Shares CDSC are hereby revised to reflect this change.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Document Creation Date	dei_DocumentCreationDate	Aug 1, 2013